UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09261

                                   Foxby Corp.

               (Exact name of registrant as specified in charter)

   11 Hanover Square, 12th Floor
        New York, NY                                                  10005
(Address of principal executive offices)                            (Zip code)

                          Thomas B. Winmill, President
                                   Foxby Corp.
                          11 Hanover Square, 12th Floor
                               New York, NY 10005

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-344-6310

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

Item 1. Schedule of Investments

September 30, 2006 (Unaudited)
                                   FOXBY CORP.
                    FORM N-Q - SEPTEMBER 30, 2006 (UNAUDITED)

   SHARES    COMMON STOCKS (80.55%)                                        MARKET VALUE
             CABLE & OTHER PAY TELEVISION SERVICES (3.83%)
    7,600    Comcast Corp. - Class A (b)                                     $ 280,060
                                                                             ---------
             CEMENT, HYDRAULIC (1.73%)
    4,200    Cemex SA DE CV (a) (b)                                            126,336
                                                                             ---------
             DIVERSIFIED METALS (5.06%)
   25,000    Skye Resources Inc. (b)                                           369,723
                                                                             ---------
             FOOD AND KINDRED PRODUCTS (2.14%)
    1,800    Nestle SA (a)                                                     156,465
                                                                             ---------
             GOLD MINING (6.84%)
    7,000    Aurelian Resources, Inc. (a) (b)                                  186,654
   20,000    Guyana Goldfields, Inc. (b)                                       158,645
  110,000    Reunion Gold Corp (b)                                             154,791
                                                                             ---------
                                                                               500,090
                                                                             ---------

             INDUSTRIAL & COMMERCIAL FANS & BLOWERS
             & AIR PURIFING EQUIPMENT (3.74%)
    7,400    Donaldson Company, Inc.                                           273,060
                                                                             ---------
             INDUSTRIAL INORGANIC CHEMICALS (3.88%)
   64,100    Calgon Carbon Corporation (b)                                     283,322
                                                                             ---------
             INSURANCE AGENTS, BROKERS & SERVICES (4.43%)
   10,600    Brown & Brown, Inc.                                               323,936
                                                                             ---------
             IN VITRO & IN VIVO DIAGNOSTIC SUBSTANCES (5.49%)
    4,400    IDEXX Laboratories, Inc. (b)                                      401,016
                                                                             ---------
             MALT BEVERAGES (5.19%)
    3,200    Anheuser-Busch Companies, Inc.                                    152,032
    3,300    Molson Coors Company Class B                                      227,370
                                                                             ---------
                                                                               379,402
                                                                             ---------
             METAL - COPPER (2.97%)
   51,500    Corriente Resources, Inc. (b)                                     216,815
                                                                             ---------
             MINING (2.26%)
   40,000    Jaguar Mining, Inc. (b)                                           164,919
                                                                             ---------
             MISCELLANEOUS METAL ORES (3.95%)
   99,000    Etruscan Resources Inc. (b)                                       288,384
                                                                             ---------
             NATURAL GAS DISTRIBUTION (0.96%)
   21,600    MetroGAS S.A. (a) (b)                                              70,416
                                                                             ---------
             PATENT OWNERS & LESSORS (3.94%)
    8,200    SurModics, Inc. (b)                                               287,984
                                                                             ---------
             PETROLEUM REFINING (3.31%)
    4,700    Valero Energy Corp                                                241,909
                                                                             ---------
             RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT (2.70%)
   12,800    NTT DoCoMo, Inc. (a)                                              197,248
                                                                             ---------
             RETAIL - DRUG STORES & PROPRIETARY STORES (3.71%)
    6,100    Walgreen Co.                                                      270,779
                                                                             ---------
             SEMICONDUCTORS & RELATED DEVICES (2.79%)
    9,900    Intel Corporation                                                 203,643
                                                                             ---------
             SOAP, DETERGENTS, CLEANING PREPARATIONS,
             PERFUMES, COSMETICS (3.73%)
    4,400    The Procter & Gamble Company                                      272,712
                                                                             ---------
             TITLE INSURANCE (5.14%)
    4,600    Fidelity National Financial, Inc.                                 191,590
    2,800    LandAmerica Financial Group, Inc.                                 184,212
                                                                             ---------
                                                                               375,802
                                                                             ---------

                                        1

                                   FOXBY CORP.
                    FORM N-Q - SEPTEMBER 30, 2006 (UNAUDITED)

   SHARES    COMMON STOCKS (80.55%)                                        MARKET VALUE

             WHOLESALE - MEDICAL, DENTAL & HOSPITAL
             EQUIPMENT & SUPPLIES (2.76%)
    6,000    Patterson Companies Inc. (b)                                    $ 201,660
                                                                             ---------
                Total Common Stocks (cost: $5,308,053)                       5,885,681
                                                                             ---------

   SHARES    WARRANTS (4.38%)                                              MARKET VALUE

  100,000    Cambior Inc., 8/12/2008 (b)                                       112,037
  450,000    Golden Star Resources Inc., 2/17/2007  (b)                        133,100
   25,000    Jaguar Mining Inc., 12/31/2007 (b)                                 35,852
    9,375    Yamana Gold Inc., 11/20/2008 (b)                                   39,073
                                                                             ---------
                                                                               320,062
                                                                             ---------
               Total Warrants (cost: $430,413)                                 320,062
                                                                             ---------

   PAR VALUE   REPURCHASE AGREEMENTS (15.44%)                              MARKET VALUE

 $ 1,128,455  Repurchase Agreement with State Street Bank & Trust, due 10/2/06 (collateralized by $845,000 U.S.
              Treasury Bond, 8.75%, due 5/15/17, value $1,151,865)           1,128,455
                                                                             ---------

               Total Repurchase Agreements (cost: $1,128,455)                1,128,455
                                                                             ---------
             Total Investments (cost: $6,866,921) (100.37%)                  7,334,198
                                                                             ---------
               Liabilities in Excess of Other Assets (-0.37%)                  (27,200)
                                                                             ---------
             Total Net Assets (100.00%)                                    $ 7,306,998
                                                                             =========
             (a) American Depositary Receipts.
             (b) Non-income producing securities.

             Income Taxes.

             At September 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

             Unrealized appreciation                                       $ 1,145,835
             Unrealized depreciation                                        $ (678,558)
                                                                             ---------
             Net unrealized appreciation                                     $ 467,277
                                                                             =========
             Aggregate cost of securities for income tax purposes          $ 6,866,921
                                                                             =========

                                        2

Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a) The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FOXBY CORP.

By:/s/ Thomas B. Winmill
   ----------------------
   Thomas B. Winmill, President

Date: November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ Thomas B. Winmill
   ----------------------
   Thomas B. Winmill, President

Date: November 17, 2006

By:/s/ Thomas O'Malley
   --------------------
   Thomas O'Malley, Chief Financial Officer

Date: November 17, 2006

                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)